Stock options (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock option activity
	Year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	-	-	-	-
Granted	51,000	2.60	-	-	-	-
Outstanding, end of year	51,000	2.60	-	-	-	-

Exercisable, end of year	-	-	-	-	-	-